Income Taxes - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) taxIncentive site	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense (recovery)		$ 58,100,000	$ 32,100,000	$ 29,600,000
Tax rate effect of revaluation impact			7,600,000
Tax expenses relating to current and future withholding taxes				18,300,000
RTP adjustments				4,100,000
Previously unrecognized deferred tax assets of subsidiary				2,600,000
Favorable currency impacts		(3,500,000)		5,100,000
Reversal of tax uncertainties	$ 5,700,000	4,900,000
Deferred tax assets		68,900,000	47,700,000	39,900,000
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized		1,688,900,000	1,764,100,000
Deferred tax liabilities		51,700,000	60,200,000	32,300,000
Temporary differences associated with investments in subsidiaries for which no deferred tax liabilities have been recognized		64,900,000	10,400,000
Net deferred tax assets relating to subsidiary		$ 5,000,000.0	4,900,000	8,300,000
Term of third tax incentive		6 years
Tax effect from tax incentives		$ 21,000,000	15,000,000	10,000,000
Deductible temporary differences and unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		0	0
China
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense, repatriated undistributed foreign earnings		3,300,000	$ 6,000,000.0
Tax expenses relating to current and future withholding taxes		$ 10,300,000
China And Thailand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense, repatriated undistributed foreign earnings				$ 16,500,000
Thailand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of income tax incentives | taxIncentive		3
Percentage of first tax incentive		50.00%
Percentage of second tax incentive		100.00%
Term of second tax incentive		8 years
Percentage of third tax incentive		100.00%
Percentage of tax exemption		50.00%
Laos
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of tax exemption		100.00%
Applicable tax rate after expiration of incentive		8.00%
Malaysia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Initial term of tax exemption				5 years
Percentage of tax exemption				50.00%
Asia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of subsidiaries | site		1